S000093658 [Member] Annual Fund Operating Expenses - Putnam Sustainable Retirement 2070 Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2027
CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	14.96%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.39%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[4]
CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	14.96%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	17.14%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	1.70%	[4]
CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	15.11%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.79%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	1.35%	[4]
CLASS R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	15.11%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.54%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	1.10%	[4]
CLASS R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.11%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.29%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	0.85%	[4]
CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	14.86%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.04%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	0.60%	[4]
CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	14.96%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.14%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	0.70%	[4]
CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	14.96%	[1]
Acquired Fund Fees and Expenses	0.63%	[2]
Expenses (as a percentage of Assets)	16.14%
Fee Waiver or Reimbursement	(15.44%)	[3]
Net Expenses (as a percentage of Assets)	0.70%	[4]

[1]	Other expenses are estimated based on the expenses the fund expects to incur for the current fiscal year and include 4.50% of non-recurring costs related to commencement of the fund’s operations. Actual expenses may differ from estimates.
[2]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3]	The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2027, without approval of the Board of Trustees.
[4]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.